Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (64,050)	$ (56,144)
Non-cash items:
Depreciation and amortization	88,598	73,652
(Gain) loss on sale of vessels (note 14)	(170)	12,495
Unrealized (gain) loss on derivative instruments (note 9)	(3,287)	1,268
Equity (income) loss	(265)	27,174
Other	8,166	8,827
Change in operating assets and liabilities	(17,402)	7,013
Expenditures for dry docking	(17,035)	(6,448)
Net operating cash flow	(5,445)	67,837
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	46,128	14,919
Repayments of long-term debt	(92,380)	(82,054)
Prepayments of long-term debt	(102,717)	(222,302)
Proceeds from financing related to sales and leaseback of vessels (note 8)	156,644	153,000
Scheduled repayments of obligations related to capital leases (note 8)	(8,841)	(2,312)
Cash dividends paid	(8,052)	(15,302)
Proceeds from issuance of Class A common stock (note 12)	0	5,000
Proceeds from equity offerings, net of offering costs (note 12)	0	8,565
Other	(92)	(241)
Net financing cash flow	(9,310)	(140,727)
INVESTING ACTIVITIES
Proceeds from sales of vessels (note 14)	589	45,859
Expenditures for vessels and equipment	(3,463)	(3,503)
Return of capital from equity-accounted investment	746	0
Loan repayments from equity-accounted investment	0	550
Net investing cash flow	(2,128)	42,906
Decrease in cash, cash equivalents and restricted cash	(16,883)	(29,984)
Cash, cash equivalents and restricted cash, beginning of the period	75,710	94,907
Cash, cash equivalents and restricted cash, end of the period	$ 58,827	$ 64,923